Inventory (Tables)	12 Months Ended
Oct. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory net comprised
	October 31, 2021	October 31, 2020
Finished goods	266,106	154,586
Total, net	266,106	154,586